Property, Plant and Equipment - Schedule of Leasehold Land and Property Comprises (Details) - Leasehold property - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	£ 457	£ 452	£ 466
Property, plant and equipment subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	457	452
Property, plant and equipment subject to operating leases | Beyond 50 years
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	22	18
Property, plant and equipment subject to operating leases | Not later than 50 years
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	£ 435	£ 434